GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,924,052	$ 2,245,364	$ 1,754,926
Intangible assets with indefinite lives	320,645	380,137
Intangible assets with definite lives, net	34,806	60,691
Total goodwill and intangible assets, net	$ 2,279,503	$ 2,686,192